INVESTMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2015 HKD ($)
Unrecognized loss	$ 32,000	$ 249,000	$ 356,000		$ 419,000
Accumulated losses	(843,000)		50,728,000			$ (6,574,000)
Equity Method Investments	41,000		1,833,000			321,000
Dividends	7,000	60,000			250,000
Income (Loss) from Equity Method Investments	(148,000)	(1,151,000)	41,000	$ 148,000	336,000
Income (Loss) from Equity Method Investments	148,000	1,151,000	(41,000)	$ (148,000)	(336,000)
Ease Global Limited E A Trading [Member]
Unrecognized loss	251,000	$ 1,954,000	3,267,000		2,457,000
Accumulated losses	$ 1,414,000		$ 9,079,000		$ 5,812,000	$ 11,033,000
Pubang Landscape Architecture Company Limited [Member]
Equity Method Investments							$ 2,860,000
Equity method investment ownership percentage							7.41%